Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0001890107
Registrant Name	First Eagle Private Credit Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES